NUVEEN GEORGIA                                                            NUVEEN
INSURED UNIT TRUST 55                                                        920


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: February 20, 1997
ESTIMATED CURRENT RETURN:
4.88 - 5.08%
ESTIMATED LONG-TERM RETURN:
4.95 - 5.22%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    27.4 years
Call Protection Earliest ordinary optional call is 2006
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.61 to $97.63 depending on the purchase amount
Cusip           67102H 165 monthly payment plan
Numbers         67102H 173 quarterly payment plan
                67102H 181 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Georgia

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2011-14                                             2.9%
2015-18                                            14.3%
2019-22                                            14.3%
2023-26                                            42.8%
2027+                                              25.7%
The earliest ordinary optional call date is 2006

YIELD COMPARISON AS OF 02/19/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         4.88%
     Tax Equivalent Yield                          8.13%

Treasury Bonds
     Yield                                         6.54%
     Tax Equivalent Yield                          6.96%

Corporate Bonds

     Yield                   7.32%

 *COMPARES TRUST AS OF 02/19/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 02/18/97. ASSUMES 40.0% FEDERAL AND STATE INCOME TAX RATE AND A 6% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS GEORGIA INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  City of Atlanta and Fulton County (Georgia), Recreation Authority, Revenue  2007 at 102  AAA   Aaa
              Bonds (Downtown Arena Public Improvements Project), Series 1996A, 5.375%
              Due 12/1/26.
     500,000  Metropolitan Atlanta Rapid Transit Authority (Georgia), Sales Tax Revenue   2006 at 102  AAA   Aaa
              Bonds, Second Indenture Series, Refunding Series 1996A, 5.50% Due 7/1/18.
     500,000  The Hospital Authority of Clarke County, Georgia, Hospital Revenue                       AAA   Aaa
              Certificates (Athens Regional Medical Center Project), Series 1996,
              100M-0.00% Due 1/1/12, (Original issue discount bonds delivered on or about  No Optional
              December 18, 1996 at a price of 43.268% of principal amount.)                   Call
              400M-5.00% Due 1/1/27. (Original issue discount bonds delivered on or about  2007 at 100
              December 18, 1996 at a price of 90.504% of principal amount.)(General
              Obligation Bonds.)
     500,000  Development Authority of the City of Dalton (Georgia), Revenue Certificates  2007 at 102 AAA   Aaa
              (Hamilton Health Care System), Series 1996, 5.25% Due 8/15/26. (Original
              issue discount bonds delivered on or about December 18, 1996 at a price of
              94.956% of principal amount.)
     500,000  Hospital Authority of Liberty County (Georgia), Revenue Anticipation        2007 at 102  AAA   Aaa
              Certificates, Series 1996, 5.25% Due 8/1/21. (General Obligation Bonds.)
     500,000  Richmond County (Georgia), Water And Sewerage Revenue Refunding And         2006 at 102  AAA   Aaa
              Improvement Bonds, Series 1996A, 5.25% Due 10/1/28.
     500,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1996 (General      2006 at 101  AAA   Aaa
              Obligation Bonds.), 5.40% Due 7/1/25.                                           1/2
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         6 BONDS FROM GEORGIA AND ONE BOND FROM THE TERRITORY OF PUERTO RICO.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 02/19/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.61     4.90 %      4.88%   4.95%   4.91%   4.99%   4.93%   5.01 %
 500 / $50,000              100.45     4.75        4.89    4.96    4.92    5.00    4.94    5.02
 1,000 / $100,000           100.19     4.50        4.90    4.98    4.93    5.02    4.95    5.04
 2,500 / $250,000            99.93     4.25        4.91    4.99    4.94    5.03    4.96    5.05
 5,000 / $500,000            99.15     3.50        4.95    5.05    4.98    5.09    5.00    5.11
 10,000 / $1,000,000         98.64     3.00        4.98    5.09    5.01    5.13    5.03    5.15
 25,000 / $2,500,000         98.13     2.50        5.00    5.12    5.03    5.16    5.05    5.18
 50,000 / $5,000,000         97.63     2.00        5.03    5.16    5.06    5.20    5.08    5.22

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      32.5%   35.0%   40.0%      43.0%
         4.88  % 7.23%   7.51%   8.13%      8.56 %
         4.89    7.24    7.52    8.15       8.58
         4.90    7.26    7.54    8.17       8.60
         4.91    7.27    7.55    8.18       8.61
         4.95    7.33    7.62    8.25       8.68
         4.98    7.38    7.66    8.30       8.74
         5.00    7.41    7.69    8.33       8.77
         5.03    7.45    7.74    8.38       8.82

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 04/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 4/15/97   $   .5588
 Monthly plan            5/15/97       .4089   $ 4.9082
 Quarterly plan          5/15/97       .4116
                         8/15/97      1.2348     4.9402
 Semi-annual plan        5/15/97       .4131
                        11/15/97      2.4786     4.9592
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.68 =  99.324
 investment       offering price     # of units
 (as of           and accrued        purchased
 02/19/97)        interest
 99.324       X   $4.9082        =   $487.50
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN NEW YORK                                                           NUVEEN
INSURED UNIT TRUST 264                                                       920


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: February 20, 1997
ESTIMATED CURRENT RETURN:
5.01 - 5.21%
ESTIMATED LONG-TERM RETURN:
5.02 - 5.29%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    25.6 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $101.99 to $98.97 depending on the purchase amount
Cusip           67102K 432 monthly payment plan
Numbers         67102K 440 quarterly payment plan
                67102K 457 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in New York

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2014-17                                            20.3%
2018-21                                            15.0%
2022-25                                            42.8%
2026+                                              21.9%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 02/19/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.01%
     Tax Equivalent Yield                          8.42%

Treasury Bonds
     Yield                                         6.54%
     Tax Equivalent Yield                          7.02%

Corporate Bonds
     Yield                   7.32%

 *COMPARES TRUST AS OF 02/19/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 02/18/97. ASSUMES 40.5% FEDERAL AND STATE INCOME TAX RATE AND A 6.85% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS NEW YORK INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  Dormitory Authority of the State of New York, City University System        2006 at 102  AAA   Aaa
              Consolidated Third General Resolution Revenue Bonds, 1996 Series 1, 5.50%
              Due 7/1/24.
     500,000  Dormitory Authority of the State of New York, State University Educational  2005 at 102  AAA   Aaa
              Facilities Revenue Bonds, Series 1995A, 6.00% Due 5/15/25.
     525,000  New York State Energy Research and Development Authority, Gas Facilities    2006 at 102  AAA   Aaa
              Revenue Bonds, 1996 Series (The Brooklyn Union Gas Company Project), 5.50%
              Due 1/1/21.
     500,000  New York State Thruway Authority, Highway and Bridge Trust Fund Bonds,      2005 at 102  AAA   Aaa
              Series 1995A, 5.50% Due 4/1/15.
     500,000  The City of New York (New York), General Obligation Bonds, Fiscal 1997      2007 at 101  AAA   Aaa
              Series H, 6.125% Due 8/1/25.
     525,000  New York City (New York), Educational Construction Fund, Junior             2006 at 102  AAA   Aaa
              Subordinated Revenue Bonds, Series 1996, 5.50% Due 4/1/26.
     240,000  New York City (New York), Municipal Water Finance Authority, Water and      2006 at 101  AAA   Aaa
              Sewer System Revenue Bonds, Fiscal 1996 Series B, 5.75% Due 6/15/26.
              (Original issue discount bonds delivered on or about May 16, 1996 at a price of 93.892% of principal amount.)
     210,000  Triborough Bridge and Tunnel Authority (New York), General Purpose Revenue  No Optional  AAA   Aaa
              Bonds, Series 1993B, 0.00% Due 1/1/15. (Original issue discount bonds           Call
              delivered on or about November 9, 1993 at a price of 31.751% of principal amount.)
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         8 BONDS FROM NEW YORK.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 02/19/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    101.99     4.90 %      5.01%   5.02%   5.04%   5.06%   5.06%   5.08 %
 500 / $50,000              101.83     4.75        5.01    5.03    5.05    5.07    5.06    5.09
 1,000 / $100,000           101.56     4.50        5.03    5.05    5.06    5.09    5.08    5.11
 2,500 / $250,000           101.30     4.25        5.04    5.06    5.07    5.10    5.09    5.12
 5,000 / $500,000           100.51     3.50        5.08    5.12    5.11    5.16    5.13    5.18
 10,000 / $1,000,000         99.99     3.00        5.11    5.16    5.14    5.20    5.16    5.22
 25,000 / $2,500,000         99.48     2.50        5.13    5.20    5.16    5.24    5.18    5.26
 50,000 / $5,000,000         98.97     2.00        5.16    5.23    5.19    5.27    5.21    5.29

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      33.0%   35.5%   40.5%      43.5%
         5.01  % 7.48%   7.77%   8.42%      8.87 %
         5.01    7.48    7.77    8.42       8.87
         5.03    7.51    7.80    8.45       8.90
         5.04    7.52    7.81    8.47       8.92
         5.08    7.58    7.88    8.54       8.99
         5.11    7.63    7.92    8.59       9.04
         5.13    7.66    7.95    8.62       9.08
         5.16    7.70    8.00    8.67       9.13

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 04/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 4/15/97   $   .5813
 Monthly plan            5/15/97       .4254   $ 5.1059
 Quarterly plan          5/15/97       .4281
                         8/15/97      1.2843     5.1379
 Semi-annual plan        5/15/97       .4296
                        11/15/97      2.5776     5.1569
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 102.06 =  97.981
 investment       offering price     # of units
 (as of           and accrued        purchased
 02/19/97)        interest
 97.981       X   $5.1059        =   $500.28
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)